NOTES PAYABLE-OFFICER:	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Notes Payable Officer [Abstract]
Notes Payable Officer [Text Block]

6. NOTES PAYABLE-FORMER OFFICER:

Moore Notes

The Company has agreed to sell senior promissory notes, which it refers to as the Moore Notes, to Mr. Moore, a Director of the Company and its former chief executive officer, from time to time, under an agreement which we refer to as the Moore Agreement. The Moore Notes bear interest at the rate of 12% per annum. Currently, under the terms of the amended and restated Moore Notes, the maturity date is the earlier of (i) the date of consummation of an equity financing in an amount of $6.0 million or more or (ii) the occurrence of any event of default as defined in the Moore Notes. As of October 31, 2012, the Company owed Mr. Moore approximately $477,000 in principal and interest under the Moore Notes.
For the nine months ended July 31, 2013, Mr. Moore loaned the Company $11,200 under the Moore Notes. The Company paid Mr. Moore $85,700 principal on the Moore Notes for the nine months ended July 31, 2013. For the three and nine months ended July 31, 2013 as well as the period from inception, the Company recorded interest expense of $7,198, 24,841, $324,862 respectively. As of July 31, 2013 and October 31, 2012, respectively, the Company was not in default under the terms of the Moore Agreement. The Company intends to repay Mr. Moore when funds are sufficiently available. As of July 31, 2013, the Company owed Mr. Moore approximately $428,000 in principal and interest under the Moore Notes.
In August 2013, Mr. Moore resigned as Chairman of the Board of Directors and as Chief Executive Officer and entered into a consulting agreement with the Company, which provided for a $100,000 payment towards the Moore Notes in the event the Company closes a financing greater than $5,000,00 during the initial term of the consulting agreement (which amount may be increased to $429,076.59 at the Company’s discretion if the financing exceeds $15,000,000). The consulting agreement also provides that if the Company closes any financing equal to or greater than $15,000,000 but does not fully satisfy its cumulative outstanding financial obligations, if any, to Mr. Moore as described above, then the Company must pay the remaining balance of any such outstanding financial obligations on the earlier of: (i) six months from the date of closing; or (ii) upon the completion of an underwritten financing (not currently contemplated). See Note 14 — Subsequent Events.

8. NOTES PAYABLE-OFFICER:

Moore Notes

The Company has agreed to sell senior promissory notes to Mr. Moore, our chief executive officer, from time to time (“the Moore Notes”). These notes bear interest at the rate of 12% per annum. Currently, under the terms of the amended and restated Moore Notes: (i) the maturity date is the earlier of the date of consummation of an equity financing in an amount of $6.0 million or more or the occurrence of any event of default as defined in the Moore Notes. As of October 31, 2011, the Company owed Mr. Moore, our chief executive officer, approximately $408,000 in principal and interest under the Moore Notes.
For the twelve months ended October 31, 2012, Mr. Moore loaned the Company $74,500 under the Moore Notes. The Company paid Mr. Moore $35,000 in principal on the Moore Notes. For the year ended October 31, 2012 and 2011 and the period from inception, the Company recorded interest expense of $29,69520 and $78,077 and $300,022 respectively. As of October 31, 2012 and October 31, 2011, respectively, the Company was not in default under the terms of the Moore Agreement. The Company intends to repay Mr. Moore when funds are sufficiently available. As of October 31, 2012, the Company owed Mr. Moore approximately $477,000 in principal and interest under the Moore Notes.